Inventories - Summary of Inventories (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Raw materials and consumables	€ 1,912	€ 1,815
Finished goods and goods for resale	3,569	3,662
Total inventories	5,481	5,477
Provision for inventories	(304)	(358)	€ (379)
Total	€ 5,177	€ 5,119